Discontinued Operation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operation [Abstract]
Student Loan portfolio assets held for sale	$ 3,374.5	$ 1.5
Discount associated with loans receivable balance	184
Long-term borrowings (secured)	3,265.6	3,630.9
FSA	231
Indirect overhead expense of Student Lending business	$ 8.8	$ 15.3	$ 29.4